Bitwise GME Option Income Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Options – 6.3%
Calls – Exchange-Traded – 6.3%
GameStop Corp.
Expiration: 10/17/25; Exercise Price: $26.01
(a)
......................... 519 $ 1,349,919 $ 101,584
Expiration: 10/17/25; Exercise Price: $27.01
(a)
......................... 325 877,825 45,672
147,256
Total Purchased Options (Cost $163,957) .......................................................... 147,256
Shares
Money Market Funds – 4.2%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $98,606) .............................................................. 98,606 98,606
Total Investments – 10.5%
(Cost $262,563) ............................................................................. $ 245,862
Other Assets in Excess of Liabilities – 89.5% ........................................................ 2,095,384
Net Assets – 100.0% .......................................................................... $ 2,341,246
Number of
Contracts Notional Amount
Written Options – (5.6)%
Calls – Exchange-Traded – (2.7)%
GameStop Corp.
Expiration: 10/03/25; Exercise Price: $28.00 .......................... (200) $ (560,000) (6,000)
Expiration: 10/03/25; Exercise Price: $29.00 .......................... (184) (533,600) (2,944)
Expiration: 10/17/25; Exercise Price: $27.00 .......................... (300) (810,000) (41,700)
Expiration: 10/17/25; Exercise Price: $29.00 .......................... (160) (464,000) (12,320)
(62,964)
Puts – Exchange-Traded – (2.9)%
GameStop Corp.
Expiration: 10/17/25; Exercise Price: $26.01 .......................... (519) (1,349,919) (33,102)
Expiration: 10/17/25; Exercise Price: $27.01 .......................... (325) (877,825) (35,210)
(68,312)
Total Written Options (Premiums Received $178,898) ................................................. $ (131,276)
(a) Held in connection with Written Options.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.

Bitwise GME Option Income Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 6.3%
Money Market Funds ............................................................................. 4.2%
Total Investments ................................................................................ 10.5%
Other Assets in Excess of Liabilities .................................................................. 89.5%
Net Assets ..................................................................................... 100.0%